UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
10/31/11 (Unaudited)

COMMON STOCKS (98.3%)(a)
			Shares	Value

Aerospace and defense (5.0%)

Embraer SA ADR (Brazil)			63,200	$1,758,224

Goodrich Corp.			11,900	1,459,297

Honeywell International, Inc.			46,000	2,410,400

Northrop Grumman Corp.(S)			10,300	594,825

Precision Castparts Corp.			34,037	5,553,137

Safran SA (France)			43,091	1,402,491

United Technologies Corp.			40,500	3,158,190

				16,336,564
Air freight and logistics (0.8%)

United Parcel Service, Inc. Class B(S)			37,100	2,605,904

				2,605,904
Airlines (0.2%)

Delta Air Lines, Inc.(NON)			88,500	754,020

				754,020
Auto components (0.7%)

Lear Corp.			49,600	2,326,736

				2,326,736
Automobiles (0.6%)

Ford Motor Co.(NON)(S)			176,100	2,056,848

				2,056,848
Beverages (2.7%)

Beam, Inc.			16,500	815,595

Coca-Cola Co. (The)			35,200	2,404,864

Coca-Cola Enterprises, Inc.			124,800	3,347,136

PepsiCo, Inc.			34,700	2,184,365

				8,751,960
Biotechnology (0.9%)

Celgene Corp.(NON)			32,000	2,074,560

Dendreon Corp.(NON)(S)			41,576	454,841

Human Genome Sciences, Inc.(NON)(S)			41,727	428,119

				2,957,520
Capital markets (1.4%)

Apollo Global Management, LLC. Class A			34,973	463,392

Invesco, Ltd.			59,000	1,184,130

Morgan Stanley			49,100	866,124

State Street Corp.			54,200	2,189,138

				4,702,784
Chemicals (4.5%)

Agrium, Inc. (Canada)			15,731	1,294,504

Albemarle Corp.			49,100	2,616,539

Celanese Corp. Ser. A			95,537	4,160,636

Huntsman Corp.			93,377	1,096,246

LyondellBasell Industries NV Class A (Netherlands)			65,415	2,149,537

Monsanto Co.			48,200	3,506,550

				14,824,012
Communications equipment (5.0%)

ADTRAN, Inc.			40,300	1,354,080

Cisco Systems, Inc.			170,312	3,155,881

F5 Networks, Inc.(NON)(S)			7,600	790,020

Juniper Networks, Inc.(NON)			84,900	2,077,503

Polycom, Inc.(NON)			105,200	1,738,956

Qualcomm, Inc.			142,648	7,360,637

				16,477,077
Computers and peripherals (11.4%)

Apple, Inc.(NON)			64,932	26,283,176

EMC Corp.(NON)(S)			212,600	5,210,826

Hewlett-Packard Co.			50,600	1,346,466

SanDisk Corp.(NON)			100,052	5,069,635

				37,910,103
Diversified financial services (1.3%)

CME Group, Inc.			10,150	2,796,934

JPMorgan Chase & Co.			39,000	1,355,640

				4,152,574
Diversified telecommunication services (0.2%)

Iridium Communications, Inc.(NON)(S)			108,589	690,626

				690,626
Electrical equipment (1.0%)

Cooper Industries PLC(S)			31,200	1,636,752

GrafTech International, Ltd.(NON)(S)			95,700	1,503,447

				3,140,199
Electronic equipment, instruments, and components (0.9%)

TE Connectivity, Ltd. (Switzerland)			85,000	3,021,750

				3,021,750
Energy equipment and services (4.3%)

Cameron International Corp.(NON)			39,000	1,916,460

National Oilwell Varco, Inc.			44,400	3,167,052

Oil States International, Inc.(NON)(S)			25,500	1,775,055

Schlumberger, Ltd.			86,900	6,384,543

Technip SA (France)			11,273	1,065,827

				14,308,937
Food and staples retail (0.7%)

Costco Wholesale Corp.			28,700	2,389,275

				2,389,275
Food products (0.7%)

Mead Johnson Nutrition Co. Class A			29,900	2,148,315

				2,148,315
Health-care equipment and supplies (3.3%)

Baxter International, Inc.			90,800	4,992,184

Covidien PLC (Ireland)			80,400	3,782,016

St. Jude Medical, Inc.			24,100	939,900

Stryker Corp.			23,600	1,130,676

				10,844,776
Health-care providers and services (2.9%)

Aetna, Inc.			104,400	4,150,944

CIGNA Corp.			31,800	1,410,012

Express Scripts, Inc.(NON)			66,500	3,041,045

Quest Diagnostics, Inc.			14,874	829,969

				9,431,970
Hotels, restaurants, and leisure (3.4%)

Carnival Corp.(S)			68,100	2,397,801

Las Vegas Sands Corp.(NON)			34,800	1,633,860

McDonald's Corp.			33,000	3,064,050

Starbucks Corp.			94,000	3,979,960

				11,075,671
Household durables (0.1%)

NVR, Inc.(NON)			500	321,375

				321,375
Household products (1.7%)

Colgate-Palmolive Co.			22,900	2,069,473

Procter & Gamble Co. (The)			52,800	3,378,672

				5,448,145
Independent power producers and energy traders (0.6%)

AES Corp. (The)(NON)			188,000	2,109,360

				2,109,360
Industrial conglomerates (1.4%)

General Electric Co.			41,500	693,465

Tyco International, Ltd.			86,200	3,926,410

				4,619,875
Insurance (1.0%)

Aflac, Inc.			35,998	1,623,150

Hartford Financial Services Group, Inc. (The)			85,842	1,652,459

				3,275,609
Internet and catalog retail (3.1%)

Amazon.com, Inc.(NON)			27,700	5,914,227

Priceline.com, Inc.(NON)(S)			8,550	4,341,006

				10,255,233
Internet software and services (3.1%)

Baidu, Inc. ADR (China)(NON)			21,000	2,943,780

Google, Inc. Class A(NON)			12,486	7,399,703

				10,343,483
IT Services (2.3%)

Accenture PLC Class A(S)			33,400	2,012,684

Mastercard, Inc. Class A(S)			12,500	4,340,500

Western Union Co. (The)			78,400	1,369,648

				7,722,832
Leisure equipment and products (0.5%)

Hasbro, Inc.			40,200	1,530,012

				1,530,012
Life sciences tools and services (1.9%)

Agilent Technologies, Inc.(NON)			43,600	1,616,252

Thermo Fisher Scientific, Inc.(NON)			94,100	4,730,407

				6,346,659
Machinery (4.1%)

Eaton Corp.			74,300	3,330,126

Pall Corp.			17,200	880,124

Parker Hannifin Corp.			58,500	4,770,675

Stanley Black & Decker, Inc.			28,000	1,787,800

Timken Co.			64,000	2,695,680

				13,464,405
Media (2.7%)

DISH Network Corp. Class A(NON)			29,400	710,598

Interpublic Group of Companies, Inc. (The)			312,600	2,963,448

Time Warner, Inc.(S)			73,100	2,557,769

Walt Disney Co. (The)			72,800	2,539,264

				8,771,079
Metals and mining (1.1%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			54,200	2,182,092

Teck Resources Limited Class B (Canada)			34,463	1,381,966

				3,564,058
Multiline retail (1.5%)

Kohl's Corp.			47,400	2,512,674

Target Corp.			46,500	2,545,875

				5,058,549
Oil, gas, and consumable fuels (4.8%)

Alpha Natural Resources, Inc.(NON)			41,300	992,852

Anadarko Petroleum Corp.			17,600	1,381,600

Hess Corp.			41,100	2,571,216

Kosmos Energy, Ltd.(NON)			64,039	992,605

Linn Energy, LLC (Units)			67,600	2,617,472

Newfield Exploration Co.(NON)			22,500	905,850

Noble Energy, Inc.(S)			34,200	3,055,428

Occidental Petroleum Corp.			34,900	3,243,606

				15,760,629
Personal products (0.5%)

Estee Lauder Cos., Inc. (The) Class A			16,100	1,585,045

				1,585,045
Pharmaceuticals (1.0%)

Merck & Co., Inc.			50,500	1,742,250

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			36,900	1,507,365

				3,249,615
Real estate investment trusts (REITs) (0.3%)

Prologis, Inc.(R)(S)			29,209	869,260

				869,260
Real estate management and development (0.9%)

BR Malls Participacoes SA (Brazil)			69,889	755,128

CBRE Group, Inc.(NON)(S)			124,100	2,206,498

				2,961,626
Road and rail (1.0%)

Hertz Global Holdings, Inc.(NON)(S)			87,200	1,011,520

Kansas City Southern(NON)(S)			19,080	1,205,284

Swift Transportation Co.(NON)(S)			132,097	1,175,663

				3,392,467
Semiconductors and semiconductor equipment (2.8%)

Advanced Micro Devices, Inc.(NON)(S)			263,629	1,536,957

Intel Corp.			39,600	971,784

KLA-Tencor Corp.(S)			17,500	824,075

Lam Research Corp.(NON)			30,200	1,298,298

Marvell Technology Group, Ltd.(NON)			19,875	278,051

Novellus Systems, Inc.(NON)(S)			51,555	1,781,225

Texas Instruments, Inc.(S)			84,300	2,590,539

				9,280,929
Software (4.9%)

Adobe Systems, Inc.(NON)(S)			44,800	1,317,568

BMC Software, Inc.(NON)			7,492	260,422

Microsoft Corp.			104,567	2,784,619

Oracle Corp.			275,900	9,041,243

Salesforce.com, Inc.(NON)(S)			15,000	1,997,550

Synchronoss Technologies, Inc.(NON)(S)			21,400	643,284

				16,044,686
Specialty retail (2.0%)

Bed Bath & Beyond, Inc.(NON)(S)			37,900	2,343,736

TJX Cos., Inc. (The)			41,400	2,439,702

Williams-Sonoma, Inc.(S)			50,000	1,877,000

				6,660,438
Textiles, apparel, and luxury goods (0.3%)

Crocs, Inc.(NON)			19,600	346,332

Iconix Brand Group, Inc.(NON)(S)			34,822	625,055

				971,387
Tobacco (1.6%)

Philip Morris International, Inc.			77,000	5,379,990

				5,379,990
Wireless telecommunication services (1.2%)

American Tower Corp. Class A(NON)			45,100	2,485,010

NII Holdings, Inc.(NON)			59,842	1,408,082

				3,893,092

Total common stocks (cost $286,372,668)				$323,787,459

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Novellus Systems, Inc. 144A cv. sr. notes 2 5/8s, 2041			$255,000	$263,874

Total convertible bonds and notes (cost $255,000)				$263,874

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	163,930	$69,506

Total warrants (cost $165,569)				$69,506

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration date/		Contract
	strike price		amount	Value

JPMorgan Chase & Co. (Call)	Jan-12/$50.00		46,049	$1,103

JPMorgan Chase & Co. (Call)	Jan-12/$45.00		26,330	2,226

Total purchased options outstanding (cost $188,251)				$3,329

SHORT-TERM INVESTMENTS (15.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)			43,999,937	$43,999,937

Putnam Money Market Liquidity Fund 0.05%(e)			5,011,782	5,011,782

U.S. Treasury Bills with an effective yield of 0.111%, July 26, 2012(SEG)(SEGSF)			$97,000	96,919

U.S. Treasury Bills with an effective yield of 0.074%, June 28, 2012(SEG)(SEGSF)			189,000	188,907

Total short-term investments (cost $49,297,545)				$49,297,545

TOTAL INVESTMENTS

Total investments (cost $336,279,033)(b)				$373,421,713

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $2,197,944) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	depreciation

UBS AG
	Euro	Sell	11/16/11	$2,280,568	$2,197,944	$(82,624)

Total						$(82,624)

FUTURES CONTRACTS OUTSTANDING at 10/31/11 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation
NASDAQ 100 Index E-Mini (Long)	20	$942,400	Dec-11	$1,387

Total				$1,387

	TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 (Unaudited)

					Fixed payments	Total return
	Swap counterparty /			Termination	received (paid) by	received by	Unrealized
	Notional amount			date	fund per annum	or paid by fund	appreciation

	Goldman Sachs International
	baskets	13,817	(F)	9/26/12	(1 month USD-LIBOR-BBA plus 35 bp)	A basket (GSCBPBNK) of common stocks	$24,280

	Total						$24,280
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (”ASC 820”) based on the securities' valuation inputs.

Key to holding's abbreviations
ADR	American Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through October 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $329,507,058.
(b)	The aggregate identified cost on a tax basis is $336,362,421, resulting in gross unrealized appreciation and depreciation of $57,596,363 and $20,537,071, respectively, or net unrealized appreciation of $37,059,292.
(NON)	Non-income-producing security.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $41,772,637. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $43,999,937 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $650 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $9,352,805 and $4,865,522, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $100,899 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund uses futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund had an average number of contracts of approximately 15 on futures contracts for the reporting period.
Options contracts: The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 100,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 22,300 on written options contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $307,916 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $82,624 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $139,930.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$49,027,328	$—	$—
Consumer staples	25,702,730	—	—
Energy	29,003,739	1,065,827	—
Financials	15,961,853	—	—
Health care	32,830,540	—	—
Industrials	42,910,943	1,402,491	—
Information technology	100,800,860	—	—
Materials	18,388,070	—	—
Telecommunication services	4,583,718	—	—
Utilities	2,109,360	—	—
Total common stocks	321,319,141	2,468,318	—
Convertible bonds and notes	—	263,874	—
Purchased options outstanding	—	3,329	—
Warrants	69,506	—	—
Short-term investments	5,011,782	44,285,763	—

Totals by level	$326,400,429	$47,021,284	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(82,624)	$—
Futures contracts	1,387	—	—
Total return swap contracts	—	24,280	—

Totals by level	$1,387	$(58,344)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$—	$82,624
Equity contracts	98,502	—

Total	$98,502	$82,624

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
10/31/11 (Unaudited)

COMMON STOCKS (97.4%)(a)
	Shares	Value

Aerospace and defense (4.1%)

Embraer SA ADR (Brazil)	40,838	$1,136,113

Honeywell International, Inc.	59,295	3,107,058

L-3 Communications Holdings, Inc.	968	65,611

Northrop Grumman Corp.	15,555	898,301

Precision Castparts Corp.	3,563	581,303

Safran SA (France)	9,810	319,288

United Technologies Corp.	28,163	2,196,151

		8,303,825
Air freight and logistics (0.7%)

C.H. Robinson Worldwide, Inc.	953	66,167

FedEx Corp.	2,787	228,060

United Parcel Service, Inc. Class B	16,421	1,153,411

		1,447,638
Airlines (0.1%)

United Continental Holdings, Inc.(NON)	8,137	157,207

US Airways Group, Inc.(NON)	18,020	103,975

		261,182
Auto components (0.2%)

Johnson Controls, Inc.	11,969	394,139

		394,139
Automobiles (0.6%)

Ford Motor Co.(NON)	84,398	985,769

General Motors Co.(NON)	6,989	180,666

		1,166,435
Beverages (1.4%)

Beam, Inc.	10,704	529,099

Coca-Cola Enterprises, Inc.	87,315	2,341,788

		2,870,887
Biotechnology (0.8%)

Amgen, Inc.	4,270	244,543

Celgene Corp.(NON)	11,206	726,485

Dendreon Corp.(NON)	17,394	190,290

Human Genome Sciences, Inc.(NON)	11,413	117,097

United Therapeutics Corp.(NON)	10,402	454,879

		1,733,294
Building products (0.1%)

Fortune Brands Home & Security, Inc.(NON)	18,479	268,500

		268,500
Capital markets (1.8%)

Ameriprise Financial, Inc.	4,273	199,464

Bank of New York Mellon Corp. (The)	2,708	57,626

BlackRock, Inc.	1,812	285,915

Charles Schwab Corp. (The)	19,540	239,951

E*Trade Financial Corp.(NON)	4,593	49,834

Federated Investors, Inc.	1,661	32,456

Franklin Resources, Inc.	2,636	281,077

Goldman Sachs Group, Inc. (The)	7,584	830,827

Invesco, Ltd.	8,177	164,112

Janus Capital Group, Inc.	3,343	21,930

Legg Mason, Inc.	2,374	65,285

Morgan Stanley	15,965	281,623

State Street Corp.	25,005	1,009,952

T. Rowe Price Group, Inc.	4,652	245,812

		3,765,864
Chemicals (2.3%)

Celanese Corp. Ser. A	8,540	371,917

CF Industries Holdings, Inc.	3,503	568,432

Dow Chemical Co. (The)	28,331	789,868

E.I. du Pont de Nemours & Co.	3,943	189,540

Huntsman Corp.	21,561	253,126

LyondellBasell Industries NV Class A (Netherlands)	9,080	298,369

Monsanto Co.	13,727	998,639

Mosaic Co. (The)	2,198	128,715

PPG Industries, Inc.	6,366	550,086

Praxair, Inc.	6,548	665,735

		4,814,427
Commercial banks (2.5%)

BB&T Corp.	6,254	145,968

Comerica, Inc.	4,746	121,260

Fifth Third Bancorp	34,202	410,766

First Horizon National Corp.	2,801	19,579

Huntington Bancshares, Inc.	17,036	88,246

KeyCorp	6,678	47,147

M&T Bank Corp.	2,700	205,497

PNC Financial Services Group, Inc.	6,753	362,704

Popular, Inc. (Puerto Rico)(NON)	54,397	101,178

Regions Financial Corp.	21,197	83,304

SunTrust Banks, Inc.	8,653	170,724

U.S. Bancorp	4,386	112,238

Wells Fargo & Co.	123,725	3,205,715

Zions Bancorp.	6,715	116,572

		5,190,898
Commercial services and supplies (—%)

Republic Services, Inc.	2,473	70,382

		70,382
Communications equipment (2.7%)

Cisco Systems, Inc.	193,270	3,581,293

Juniper Networks, Inc.(NON)	30,119	737,012

Qualcomm, Inc.	21,674	1,118,378

Sycamore Networks, Inc.	7,352	141,305

		5,577,988
Computers and peripherals (5.7%)

Apple, Inc.(NON)	17,841	7,221,680

Hewlett-Packard Co.	91,549	2,436,119

NetApp, Inc.(NON)	4,838	198,164

SanDisk Corp.(NON)	34,332	1,739,602

		11,595,565
Construction and engineering (0.2%)

Fluor Corp.	5,823	331,038

KBR, Inc.	6,082	169,749

		500,787
Consumer finance (0.8%)

American Express Co.	18,809	952,112

Capital One Financial Corp.	8,319	379,846

Discover Financial Services	9,889	232,985

SLM Corp.	9,216	125,983

		1,690,926
Diversified consumer services (0.3%)

Apollo Group, Inc. Class A(NON)	13,261	627,908

		627,908
Diversified financial services (3.2%)

Bank of America Corp.	53,749	367,106

Citigroup, Inc.	87,295	2,757,649

CME Group, Inc.	1,210	333,428

IntercontinentalExchange, Inc.(NON)	1,329	172,611

JPMorgan Chase & Co.	74,313	2,583,120

Leucadia National Corp.	3,556	95,407

Moody's Corp.	3,639	129,148

Nasdaq OMX Group, Inc. (The)(NON)	2,302	57,665

NYSE Euronext	4,747	126,128

		6,622,262
Diversified telecommunication services (3.2%)

AT&T, Inc.	28,676	840,494

CenturyLink, Inc.	32,685	1,152,473

Verizon Communications, Inc.	122,944	4,546,469

		6,539,436
Electric utilities (1.4%)

Edison International	20,949	850,529

Entergy Corp.	8,467	585,662

Great Plains Energy, Inc.	32,111	665,982

PPL Corp.	28,694	842,743

		2,944,916
Electrical equipment (0.2%)

Cooper Industries PLC	4,329	227,099

GrafTech International, Ltd.(NON)	16,269	255,586

		482,685
Electronic equipment, instruments, and components (0.2%)

Corning, Inc.	9,995	142,829

TE Connectivity, Ltd. (Switzerland)	9,748	346,541

		489,370
Energy equipment and services (2.4%)

Baker Hughes, Inc.	27,568	1,598,668

National Oilwell Varco, Inc.	16,682	1,189,927

Schlumberger, Ltd.	28,645	2,104,548

		4,893,143
Food and staples retail (1.5%)

Costco Wholesale Corp.	2,525	210,206

CVS Caremark Corp.	24,681	895,920

Walgreen Co.	8,763	290,932

Wal-Mart Stores, Inc.	28,048	1,590,883

		2,987,941
Food products (1.0%)

Archer Daniels-Midland Co.	10,237	296,259

Mead Johnson Nutrition Co. Class A	12,841	922,626

Sara Lee Corp.	42,373	754,239

		1,973,124
Health-care equipment and supplies (1.8%)

Baxter International, Inc.	15,229	837,290

Becton, Dickinson and Co.	2,223	173,905

Boston Scientific Corp.(NON)	28,838	169,856

CareFusion Corp.(NON)	2,282	58,419

Covidien PLC (Ireland)	13,524	636,169

Edwards Lifesciences Corp.(NON)	1,074	81,001

Intuitive Surgical, Inc.(NON)	477	206,951

Medtronic, Inc.	7,769	269,895

St. Jude Medical, Inc.	15,167	591,513

Stryker Corp.	12,849	615,596

Teleflex, Inc.	695	41,603

		3,682,198
Health-care providers and services (2.4%)

Aetna, Inc.	30,374	1,207,670

AmerisourceBergen Corp.	6,331	258,305

CIGNA Corp.	20,926	927,859

Coventry Health Care, Inc.(NON)	6,045	192,291

Express Scripts, Inc.(NON)	13,600	621,928

Fresenius Medical Care AG & Co., KGaA ADR (Germany)	2,758	200,507

McKesson Corp.	2,299	187,483

Medco Health Solutions, Inc.(NON)	2,931	160,795

Quest Diagnostics, Inc.	5,762	321,520

WellPoint, Inc.	11,227	773,540

		4,851,898
Hotels, restaurants, and leisure (1.5%)

Carnival Corp.	19,987	703,742

Las Vegas Sands Corp.(NON)	6,330	297,194

McDonald's Corp.	11,982	1,112,529

Wyndham Worldwide Corp.	29,708	1,000,268

		3,113,733
Household durables (0.1%)

Newell Rubbermaid, Inc.	7,556	111,829

		111,829
Household products (2.6%)

Colgate-Palmolive Co.	14,206	1,283,796

Energizer Holdings, Inc.(NON)	4,572	337,368

Procter & Gamble Co. (The)	57,401	3,673,090

		5,294,254
Independent power producers and energy traders (1.1%)

AES Corp. (The)(NON)	84,920	952,802

Calpine Corp.(NON)	92,170	1,398,219

		2,351,021
Industrial conglomerates (2.6%)

General Electric Co.	200,634	3,352,594

Tyco International, Ltd.	42,170	1,920,844

		5,273,438
Insurance (3.6%)

ACE, Ltd.	6,970	502,886

Aflac, Inc.	21,511	969,931

Allstate Corp. (The)	15,770	415,382

AON Corp.	8,338	388,718

Assured Guaranty, Ltd. (Bermuda)	49,731	633,573

Berkshire Hathaway, Inc. Class B(NON)	13,096	1,019,655

Chubb Corp. (The)	5,954	399,216

Hartford Financial Services Group, Inc. (The)	20,993	404,115

Marsh & McLennan Cos., Inc.	13,990	428,374

MBIA, Inc.(NON)	26,734	235,259

MetLife, Inc.	23,919	840,992

Progressive Corp. (The)	8,026	152,574

Prudential Financial, Inc.	10,766	583,517

Transatlantic Holdings, Inc.	1,900	98,876

XL Group PLC	10,548	229,314

		7,302,382
Internet and catalog retail (1.3%)

Amazon.com, Inc.(NON)	6,543	1,396,996

Netflix, Inc.(NON)	720	59,098

Priceline.com, Inc.(NON)	2,223	1,128,662

		2,584,756
Internet software and services (1.9%)

Baidu, Inc. ADR (China)(NON)	9,214	1,291,619

eBay, Inc.(NON)	11,282	359,106

Google, Inc. Class A(NON)	3,206	1,900,004

Monster Worldwide, Inc.(NON)	1,947	17,971

Yahoo!, Inc.(NON)	18,241	285,289

		3,853,989
IT Services (2.1%)

Accenture PLC Class A	9,519	573,615

Automatic Data Processing, Inc.	7,232	378,451

Cognizant Technology Solutions Corp.(NON)	4,485	326,284

Computer Sciences Corp.	2,294	72,169

Fidelity National Information Services, Inc.	3,662	95,871

Fiserv, Inc.(NON)	2,092	123,156

IBM Corp.	6,270	1,157,630

Mastercard, Inc. Class A	1,575	546,903

Paychex, Inc.	4,763	138,794

Total Systems Services, Inc.	2,453	48,790

Visa, Inc. Class A	7,552	704,300

Western Union Co. (The)	9,261	161,790

		4,327,753
Leisure equipment and products (0.5%)

Hasbro, Inc.	25,928	986,820

		986,820
Life sciences tools and services (0.6%)

Agilent Technologies, Inc.(NON)	10,595	392,757

Life Technologies Corp.(NON)	3,709	150,845

Thermo Fisher Scientific, Inc.(NON)	11,695	587,908

		1,131,510
Machinery (2.1%)

Cummins, Inc.	1,748	173,804

Deere & Co.	3,622	274,910

Eaton Corp.	14,890	667,370

Ingersoll-Rand PLC	5,578	173,643

Joy Global, Inc.	1,916	167,075

Parker Hannifin Corp.	12,322	1,004,859

Stanley Black & Decker, Inc.	13,364	853,291

Terex Corp.(NON)	11,498	191,327

Timken Co.	20,609	868,051

		4,374,330
Media (3.4%)

CBS Corp. Class B	9,077	234,277

Comcast Corp. Class A	87,793	2,058,746

Interpublic Group of Companies, Inc. (The)	79,232	751,119

News Corp. Class A	48,175	844,026

Time Warner, Inc.	41,415	1,449,111

Viacom, Inc. Class B	4,114	180,399

Walt Disney Co. (The)	41,229	1,438,068

		6,955,746
Metals and mining (0.9%)

Barrick Gold Corp. (Canada)	5,489	271,706

Cliffs Natural Resources, Inc.	5,714	389,809

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	23,299	938,018

U.S. Steel Corp.	4,948	125,481

Walter Energy, Inc.	1,446	109,390

		1,834,404
Multiline retail (1.3%)

Dollar General Corp.(NON)	10,753	426,464

Kohl's Corp.	14,259	755,870

Nordstrom, Inc.	9,641	488,702

Target Corp.	18,375	1,006,031

		2,677,067
Multi-utilities (1.1%)

Ameren Corp.	43,447	1,385,090

PG&E Corp.	18,695	802,016

		2,187,106
Office electronics (0.1%)

Xerox Corp.	20,722	169,506

		169,506
Oil, gas, and consumable fuels (9.3%)

Apache Corp.	15,261	1,520,453

Chevron Corp.	19,607	2,059,715

CONSOL Energy, Inc.	8,293	354,609

Exxon Mobil Corp.	96,532	7,538,178

Hess Corp.	25,067	1,568,192

Marathon Oil Corp.	44,440	1,156,773

Newfield Exploration Co.(NON)	33,487	1,348,187

Noble Energy, Inc.	16,562	1,479,649

Occidental Petroleum Corp.	4,852	450,945

Southwestern Energy Co.(NON)	20,491	861,442

Sunoco, Inc.	21,293	792,738

		19,130,881
Paper and forest products (0.2%)

International Paper Co.	13,423	371,817

		371,817
Personal products (0.5%)

Avon Products, Inc.	22,930	419,160

Estee Lauder Cos., Inc. (The) Class A	5,748	565,891

		985,051
Pharmaceuticals (5.4%)

Abbott Laboratories	21,005	1,131,539

Auxilium Pharmaceuticals, Inc.(NON)	38,716	602,421

Hospira, Inc.(NON)	1,308	41,137

Johnson & Johnson	57,222	3,684,525

Merck & Co., Inc.	57,349	1,978,541

Pfizer, Inc.	185,381	3,570,438

		11,008,601
Professional services (0.1%)

Dun & Bradstreet Corp. (The)	726	48,540

Equifax, Inc.	1,806	63,481

Robert Half International, Inc.	2,135	56,428

		168,449
Real estate investment trusts (REITs) (1.7%)

American Capital Agency Corp.(R)	980	26,960

Digital Realty Trust, Inc.(R)	20,421	1,272,841

HCP, Inc.(R)	18,471	736,069

MFA Financial, Inc.(R)	9,465	63,889

ProLogis, Inc.(R)	19,773	588,444

Simon Property Group, Inc.(R)	5,893	756,897

		3,445,100
Road and rail (0.1%)

Hertz Global Holdings, Inc.(NON)	24,521	284,444

		284,444
Semiconductors and semiconductor equipment (1.9%)

Advanced Micro Devices, Inc.(NON)	72,209	420,978

Cymer, Inc.(NON)	11,401	495,373

First Solar, Inc.(NON)	26,547	1,321,244

Intel Corp.	15,923	390,750

JinkoSolar Holding Co., Ltd. ADR (China)(NON)	10,711	99,077

Lam Research Corp.(NON)	11,088	476,673

Novellus Systems, Inc.(NON)	10,422	360,080

Texas Instruments, Inc.	12,593	386,983

		3,951,158
Software (3.8%)

Adobe Systems, Inc.(NON)	9,073	266,837

Autodesk, Inc.(NON)	2,908	100,617

BMC Software, Inc.(NON)	1,781	61,908

Citrix Systems, Inc.(NON)	2,554	186,008

Microsoft Corp.	147,057	3,916,128

Oracle Corp.	87,520	2,868,030

Red Hat, Inc.(NON)	1,975	98,059

Salesforce.com, Inc.(NON)	2,088	278,059

		7,775,646
Specialty retail (2.2%)

Bed Bath & Beyond, Inc.(NON)	21,476	1,328,076

Best Buy Co., Inc.	20,384	534,672

CarMax, Inc.(NON)	2,088	62,765

Dick's Sporting Goods, Inc.(NON)	1,607	62,818

Limited Brands, Inc.	3,025	129,198

Lowe's Cos., Inc.	39,385	827,873

Office Depot, Inc.(NON)	41,974	96,120

Staples, Inc.	19,236	287,771

TJX Cos., Inc. (The)	13,919	820,247

Urban Outfitters, Inc.(NON)	11,787	321,196

		4,470,736
Textiles, apparel, and luxury goods (0.6%)

Coach, Inc.	10,166	661,502

Hanesbrands, Inc.(NON)	11,110	292,971

NIKE, Inc. Class B	3,270	315,065

		1,269,538
Thrifts and mortgage finance (—%)

Hudson City Bancorp, Inc.	5	31

		31
Tobacco (3.2%)

Altria Group, Inc.	20,124	554,416

Lorillard, Inc.	10,148	1,122,978

Philip Morris International, Inc.	69,612	4,863,790

		6,541,184

Total common stocks (cost $201,657,794)		$199,679,898

SHORT-TERM INVESTMENTS (2.6%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.083% to 0.085%, November 17, 2011(SEG)(SEGSF)	$425,000	$424,970

Putnam Money Market Liquidity Fund 0.05%(e)	4,915,295	4,915,295

Total short-term investments (cost $5,340,265)		$5,340,265

TOTAL INVESTMENTS

Total investments (cost $206,998,059)(b)		$205,020,163

FUTURES CONTRACTS OUTSTANDING at 10/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index (Long)	4	$1,249,300	Dec-11	$47,410

Total				$47,410

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $1,889,910) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG
	Euro	Sell	11/16/11	$1,967,758	$1,889,910	$(77,848)

Total						$(77,848)

	TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 (Unaudited)

				Upfront		Fixed payments	Total return	Unrealized
	Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

	Goldman Sachs International
	baskets	475	(F)	$—	4/9/12	(1 month USD-LIBOR-BBA plus 40 bps)	A basket (GSCBPBAT) of common stocks	$4,528

	Total							$4,528
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (”ASC 820”) based on the securities' valuation inputs.

Key to holding's abbreviations
ADR	American Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through October 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $205,111,852.
(b)	The aggregate identified cost on a tax basis is $207,286,081, resulting in gross unrealized appreciation and depreciation of $16,844,072 and $19,109,990, respectively, or net unrealized depreciation of $2,265,918.
(NON)	Non-income-producing security.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,068 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $10,090,617 and $13,893,059, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $93,616 to cover certain derivatives contracts.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund uses futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund had an average number of contracts of approximately 8 on futures contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $1,500,00 on forward currency contracts for the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $77,848 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $130,000.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$24,358,707	$—	$—
Consumer staples	20,652,441	—	—
Energy	24,024,024	—	—
Financials	28,017,463	—	—
Health care	22,407,501	—	—
Industrials	21,116,372	319,288	—
Information technology	37,740,975	—	—
Materials	7,020,648	—	—
Telecommunication services	6,539,436	—	—
Utilities	7,483,043	—	—
Total common stocks	199,360,610	319,288	—
Short-term investments	4,915,295	424,970	—

Totals by level	$204,275,905	$744,258	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(77,848)	$—
Futures contracts	47,410	—	—
Total return swap contracts	—	4,528	—

Totals by level	$47,410	$(73,320)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$—	$77,848
Equity contracts	51,938	—

Total	$51,938	$77,848

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2011